Summary Of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Aug. 31, 2012 TWD	Dec. 31, 2012 USD ($) Customer Y	Dec. 31, 2011 USD ($) Customer	Dec. 31, 2010 USD ($) Customer	Aug. 31, 2012 Amended TWD	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 American Depositary Share	Dec. 31, 2011 American Depositary Share	Dec. 31, 2012 Core technology and customer relationship	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2012 Buildings Minimum	Dec. 31, 2012 Buildings Maximum	Dec. 31, 2012 Machinery and Equipment Minimum	Dec. 31, 2012 Machinery and Equipment Maximum	Dec. 31, 2012 Furniture and Fixtures Minimum	Dec. 31, 2012 Furniture and Fixtures Maximum	Dec. 31, 2012 Software Minimum	Dec. 31, 2012 Software Maximum	Dec. 31, 2012 Leasehold And Building Improvement Minimum	Dec. 31, 2012 Leasehold And Building Improvement Maximum	Dec. 31, 2012 FCI INC
Significant Accounting Policies [Line Items]
Consolidated interest acquire in subsidiary		100.00%																					99.90%
Top ten customer sales in percentage		75.00%	64.00%	56.00%
Number of customers accounted for 10% or more sales		1	1	2
Short term investment maturity period						3 months	1 year
Property plant and equipment estimated useful life													25 years	50 years	3 years	6 years	3 years	8 years	1 year	5 years	2 years	6 years
Depreciation and amortization		$ 5,881	$ 5,580	$ 4,775
Intangible asset amortized over estimated useful lives										4 years
Warranty period for manufacturing defects of products		1
Evaluation of tax benefits realized upon settlement		50.00%
Income tax under IBT act effective date		January 1, 2006
Minimum Alternative Tax On Income under IBT act		10.00%
Standard deduction tax amount	1,000				500
Standard deduction tax rate	10.00%				12.00%
Amendment Effective Date					January 1, 2013
Antidilutive securities excluded from calculation of earning per share amount				4,637				1,311	1,572		5,245	6,288